Subsequent Events (Details Textual)	1 Months Ended	6 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended				1 Months Ended
	Jan. 31, 2013 USD ($)	Jun. 30, 2013 USD ($)	Jan. 31, 2013 Art Agolli [Member] USD ($)	Jun. 30, 2013 Subsequent Event [Member]	Dec. 31, 2012 Subsequent Event [Member] USD ($)	Jun. 30, 2013 Subsequent Event [Member] Quarterly Compensation [Member] USD ($)	Dec. 31, 2012 Subsequent Event [Member] Quarterly Compensation [Member] USD ($)	Dec. 31, 2012 Subsequent Event [Member] Sonoro Energy Ltd [Member] CAD	Dec. 31, 2012 Subsequent Event [Member] Richard Rutkowski [Member] USD ($)	Dec. 31, 2012 Subsequent Event [Member] Alfred Fischer [Member] USD ($)	Jan. 31, 2013 Strategic Investor Relations Services [Member]	Jan. 31, 2013 Legal Services [Member]	Jan. 31, 2013 Financial and Investor Relations Services [Member]	Jan. 31, 2013 Private Placement [Member] USD ($)
Stock Issued During Period, Shares, Issued for Services	100,000			280,246								900,000	100,000	600,000
Stock Issued During Period, Shares, New Issues		150,000			150,000									7,640,000
Proceeds from Issuance of Private Placement														$ 1,718,000
Proceeds from Sale of Notes Receivable														140,000
Common Shares Issuable Upon Conversion Of Warrants	270,000
Shares Issued Under Equal Monthly Installments											22,500
Investment Warrants, Exercise Price	$ 0.50	$ 0.75
Employment Agreement Effective Date			May 01, 2013
Conversion of Stock, Shares Issued					707,405
Annual Base Salary			150,000
Payments for Repurchase of Trust Preferred Securities								250,000
Cash Payments To Consultant		7,500			7,500	5,000	5,000
Purchase Of Common Stock									250,000	250,000
Consulting Agreement, Commencing Date					Jun. 01, 2013
Investment Options, Exercise Price									$ 0.83	$ 0.75
Restricted Stock or Unit Expense		2,500			2,500	2,500	2,500
Percentage Of Restricted Stock Issuance		80.00%			80.00%	80.00%	80.00%
Payments for Commissions	52,000
Common Stock Warrants As Payment Of Commissions	52,000
Payment To Consultant		10,000			10,000
Restricted Stock Issuance Minimum Stock Price		$ 0.01			$ 0.01	$ 0.01	$ 0.01
Consultant Compensation Per Month						7,500	7,500
Hourly Rate Charged By Consultant		$ 250			$ 250
Other Services Charge Payable Description		payable 50% in cash and 50% in restricted common stock			payable 50% in cash and 50% in restricted common stock
Debt Instrument, Interest Rate During Period														5.00%
Common Stock Exercisable Price					$ 0.75
Common Stock Exercisable Term					5 years
Warrants Exercisable Price					$ 0.75
Warrants Exercisable Term		5 years			5 years
Consultant Fee Description					The consultant is entitled to a cash commission of 8% of the gross proceeds of any financing transaction the consultant brings to the company plus commissions paid in warrants equal to 10% of the gross proceeds.
Warrants Issued					150,000